UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Shares [Member]	Common Stock Subscribed [Member]	Additional Paid-In-Capital [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2023	$ 167	$ 0	$ 1,041,583	$ (8,978,038)	$ (7,936,288)
Balance (Shares) at Dec. 31, 2023	16,720,200
Reg A financing	$ 25	1,870,643	8,819,575	0	10,690,243
Reg A financing (Shares)	2,456,710
Reg A financing share issuance costs	$ 0	0	(735,634)	0	(735,634)
Stock-based compensation					0
Net loss	$ 0	0	0	(7,908,777)	$ (7,908,777)
Balance (Shares) at Dec. 31, 2024	19,176,910				19,176,910
Balance at Dec. 31, 2024	$ 192	1,870,643	9,125,524	(16,886,815)	$ (5,890,456)
Balance (Shares) at Mar. 31, 2025	19,697,980
Balance at Mar. 31, 2025	$ 197	4,101,909	10,889,646	(19,539,922)	(4,548,170)
Balance at Dec. 31, 2024	$ 192	1,870,643	9,125,524	(16,886,815)	$ (5,890,456)
Balance (Shares) at Dec. 31, 2024	19,176,910				19,176,910
Issuance of former stock subscriptions	$ 5	(1,870,643)	1,870,638	0	$ 0
Issuance of former stock subscriptions (Shares)	521,070
Reg A financing	$ 14	0	4,942,896	0	4,942,910
Reg A financing (Shares)	1,376,852
Reg A financing subscriptions received	$ 0	1,976,791	0	0	1,976,791
Reg A financing subscriptions received (Shares)	0
Reg A financing share issuance costs	$ 0	0	(383,356)	0	(383,356)
Stock-based compensation					0
Net loss	$ 0	0	0	(4,587,534)	(4,587,534)
Balance (Shares) at Jun. 30, 2025	21,074,832
Balance at Jun. 30, 2025	$ 211	1,976,791	15,555,702	(21,474,349)	(3,941,645)
Balance at Dec. 31, 2024	$ 192	1,870,643	9,125,524	(16,886,815)	$ (5,890,456)
Balance (Shares) at Dec. 31, 2024	19,176,910				19,176,910
Issuance of former stock subscriptions	$ 5	(1,870,643)	1,870,638	0	$ 0
Issuance of former stock subscriptions (Shares)	521,070
Reg A financing	$ 20	0	7,247,911	0	7,247,931
Reg A financing (Shares)	2,018,917
Reg A financing share issuance costs	$ 0	0	(591,451)	0	(591,451)
Initial Public Offering	$ 61	0	22,061,796	0	22,061,857
Initial Public Offering (Shares)	6,145,364
Initial Public Offering share issuance costs	$ 0	0	(2,671,890)	0	(2,671,890)
Conversion of convertible debentures	$ 38	0	13,767,099	0	13,767,137
Conversion of convertible debentures (Shares)	3,834,857
Conversion of note payable	$ 4	0	1,451,476	0	1,451,480
Conversion of note payable (Shares)	404,312
Cashless exercise of warrants	$ 117	0	(117)	0	0
Cashless exercise of warrants (Shares)	11,676,166
RSUs vesting	$ 1	0	(1)	0	0
RSUs vesting (Shares)	114,250
Stock-based compensation	$ 0	0	6,069,560	0	6,069,560
Net loss	$ 0	0	0	(16,543,616)	$ (16,543,616)
Balance (Shares) at Dec. 31, 2025	43,891,846				43,891,846
Balance at Dec. 31, 2025	$ 438	0	58,330,545	(33,430,431)	$ 24,900,552
Balance at Mar. 31, 2025	$ 197	4,101,909	10,889,646	(19,539,922)	(4,548,170)
Balance (Shares) at Mar. 31, 2025	19,697,980
Issuance of former stock subscriptions	$ 12	(4,101,909)	4,101,897	0	0
Issuance of former stock subscriptions (Shares)	1,142,590
Reg A financing	$ 2	0	840,999	0	841,001
Reg A financing (Shares)	234,262
Reg A financing subscriptions received	$ 0	1,976,791	0	0	1,976,791
Reg A financing subscriptions received (Shares)	0
Reg A financing share issuance costs	$ 0	0	(276,840)	0	(276,840)
Net loss	$ 0	0	0	(1,934,427)	(1,934,427)
Balance (Shares) at Jun. 30, 2025	21,074,832
Balance at Jun. 30, 2025	$ 211	1,976,791	15,555,702	(21,474,349)	(3,941,645)
Balance at Dec. 31, 2025	$ 438	0	58,330,545	(33,430,431)	$ 24,900,552
Balance (Shares) at Dec. 31, 2025	43,891,846				43,891,846
Cashless exercise of warrants	$ 36	0	(36)	0	$ 0
Cashless exercise of warrants (Shares)	3,584,545
RSUs vesting	$ 22	0	(22)	0	0
RSUs vesting (Shares)	2,170,750
PIPE financing	$ 52	0	17,499,943	0	17,499,995
PIPE financing (Shares)	5,223,879
PIPE financing share issuance costs	$ 0	0	(1,360,015)	0	(1,360,015)
Stock-based compensation	0	0	4,464,752	0	4,464,752
Net loss	$ 0	0	0	(15,727,338)	$ (15,727,338)
Balance (Shares) at Jun. 30, 2026	54,871,020				54,871,020
Balance at Jun. 30, 2026	$ 548	0	78,935,167	(49,157,769)	$ 29,777,946
Balance at Mar. 31, 2026	$ 441	0	60,127,316	(37,699,562)	22,428,195
Balance (Shares) at Mar. 31, 2026	44,173,972
Cashless exercise of warrants	$ 35	0	(35)	0	0
Cashless exercise of warrants (Shares)	3,530,919
RSUs vesting	$ 20	0	(20)	0	0
RSUs vesting (Shares)	1,942,250
PIPE financing	$ 52	0	17,499,943	0	17,499,995
PIPE financing (Shares)	5,223,879
PIPE financing share issuance costs	$ 0	0	(1,360,015)	0	(1,360,015)
Stock-based compensation	0	0	2,667,978	0	2,667,978
Net loss	$ 0	0	0	(11,458,207)	$ (11,458,207)
Balance (Shares) at Jun. 30, 2026	54,871,020				54,871,020
Balance at Jun. 30, 2026	$ 548	$ 0	$ 78,935,167	$ (49,157,769)	$ 29,777,946